Balance Sheet Components	12 Months Ended
Jan. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components	Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consists of the following:

	January 31,
(in thousands)	2022	2021
Satellites*	$310,861	$302,577
Leasehold improvements	15,448	15,630
Ground stations and ground station equipment	12,685	12,560
Office furniture, equipment and fixtures	5,335	4,995
Computer equipment and purchased software	8,197	7,837
Total property and equipment, gross	352,526	343,599
Less: Accumulated depreciation	(219,246)	(183,744)
Total property and equipment, net	$133,280	$159,855
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*Satellites include $13.7 million and $13.3 million of satellites in process and not placed into service as of January 31, 2022 and 2021, respectively.
Interest expense associated with manufactured satellites was not material for the fiscal years ended January 31, 2022, 2021 and 2020.
The Company’s long-lived assets by geographic region are as follows:

	January 31,
(in thousands)	2022	2021
United States	$130,230	$156,537
Rest of the world	3,050	3,318
Total property and equipment, net	$133,280	$159,855
The Company concluded that satellites in service continue to be owned by the U.S. entity and accordingly are classified as U.S. assets in the table above. No single country other than the U.S. accounted for more than 10% of total property and equipment, net, as of January 31, 2022 and 2021.
Total depreciation expense for the fiscal years ended January 31, 2022, 2021 and 2020 was $37.8 million, $52.7 million and $69.1 million, respectively, of which $33.0 million, $44.2 million and $58.6 million, respectively, was depreciation expense specific to satellites.
Capitalized Internal-Use Software Development Costs
Capitalized internal-use software costs, net of accumulated amortization consists of the following:

	January 31,
(in thousands)	2022	2021
Capitalized internal-use software	$36,453	$32,425
Less: Accumulated amortization	(25,685)	(20,431)
	$10,768	$11,994
Interest expense associated with capitalized internal-use software costs was not material for the fiscal years ended January 31, 2022, 2021 and 2020.
Amortization expense for capitalized internal-use software for the fiscal years ended January 31, 2022, 2021 and 2020 was $5.3 million, $7.1 million and $5.3 million, respectively.
Estimated future amortization expense of capitalized internal-use software at January 31, 2022, is as follows:

(in thousands)
2023	$3,092
2024	2,751
2025	2,590
2026	2,202
2027	133
$10,768
Goodwill and Intangible Assets
Goodwill and Intangible assets consist of the following:

	January 31, 2022				January 31, 2021
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Carrying Amount
Developed technology	$16,557	$(7,583)	$(9)	$8,965	$8,070	$(6,869)	$(9)	$1,192
Image library	12,028	(10,610)	104	1,522	11,430	(10,203)	104	1,331
Customer relationships	3,951	(2,161)	8	1,798	3,280	(1,615)	9	1,674
Trade names and other	4,551	(2,678)	39	1,912	3,755	(2,318)	39	1,476
Total intangible assets	$37,087	$(23,032)	$142	$14,197	$26,535	$(21,005)	$143	$5,673
Goodwill	$101,413	$—	$1,806	$103,219	$86,587	$—	$1,806	$88,393
No impairment charges were recognized related to intangible assets (including goodwill) in the fiscal years ended January 31, 2022, 2021 and 2020.
Amortization expense for the fiscal years ended January 31, 2022, 2021 and 2020 was $2.0 million, $2.4 million and $3.2 million, respectively.
Estimated future amortization expense of intangible assets at January 31, 2022, is as follows:

(in thousands)
2023	$2,865
2024	2,797
2025	1,874
2026	1,425
2027	1,108
Thereafter	4,128
$14,197
The change in the carrying amount of goodwill during the years ended January 31, 2022 and 2021 is as follows:

	January 31,
(in thousands)	2022	2021
Beginning of period	$88,393	$88,393
Acquisition	14,826	—
End of period	$103,219	$88,393
Prepaid Expenses and Other Assets
Prepaid expenses and other current assets consist of the following:

	January 31,
(in thousands)	2022	2021
Prepaid tax and withholding tax receivables	$932	$1,761
Prepaid satellite launch services	300	—
Deferred commissions	1,375	1,030
Deposits	846	667
Restricted cash	309	375
Prepaid directors’ and officers’ liability insurance	4,757	—
Other prepayments and receivables	7,866	3,301
Total prepaid expenses and other current assets	$16,385	$7,134
Other non-current assets consist of the following:

	January 31,
(in thousands)	2022	2021
Deferred commissions	$1,083	$1,697
Prepaid satellite launch services	1,373	772
Other non-current assets	258	515
Total other non-current assets	$2,714	$2,984
Accrued and Other Current Liabilities
Accrued liabilities and other current liabilities consist of the following:

	January 31,
(in thousands)	2022	2021
Deferred R&D service liability (1)	$21,878	$8,208
Payroll and related expenses	6,007	3,229
Customer payable (2)	—	10,000
Deferred hosting costs	3,967	2,301
Deferred rent	2,193	2,215
Accrued interest payable	—	616
Withholding taxes and other taxes payable	3,731	841
Other accruals	11,047	2,785
Total accrued and other current liabilities	$48,823	$30,195
__________________
(1)In December 2020, the Company entered into a development services agreement, whereby the Company agreed to provide the technical knowledge and services to design and develop certain prototype satellites and deliver and test early data collected (the “R&D Services Agreement”). The R&D Services Agreement is unrelated to the Company’s ordinary business activities and originally provided for a fee of $40.2 million, to be paid to the Company as specified milestones are achieved over a three year period. In November 2021, the R&D Services Agreement was amended to increase the fee to $45.2 million. The Company has discretion in managing the activities under the R&D Services Agreement and retains all developed intellectual property. The Company has no obligation to repay any of the funds received regardless of the outcome of the development work; therefore, the arrangement is accounted for as funded research and development pursuant to ASC 730-20, Research and Development. As ASC 730-20 does not indicate the accounting model for research and development services, the Company determined the total transaction price is taken over the agreement term as a reduction of research and development expenses based on a cost incurred method. During the fiscal year ended January 31, 2022, the Company recognized $4.7 million of fees and incurred $4.8 million research and development expenses in connection with the R&D Services Agreement. The activity for the fiscal year ended January 31, 2021 was immaterial. As of January 31, 2022 and 2021, the Company had received a total of $26.7 million and $8.3 million, respectively, under the R&D Services Agreement. The deferred R&D service liability was $21.9 million and $8.2 million as of January 31, 2022 and 2021, respectively.
(2)Customer payable reflects consideration due to a customer as a result of a legal settlement agreement related to a revenue share arrangement. The customer payable was estimated at the inception of the contract and accounted for as a reduction in the customer’s transaction price.